Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Loss	$ (6,830,199)	$ (163,657)	$ (538,710)	$ (553,022)
Adjustments to reconcile net loss to net cash used in operating activities
Provision for bad debt expense	75,333	39,472	214,416	89,854
Depreciation and amortization	53,111	53,003	70,950	51,118
Amortization of loan fees		28,370	28,370	11,630
Interest expense on loans payable - related parties	26,067	38,831	56,626	15,784
Fair value of common stock issued for services	2,096,597		111,000	15,217
Fair value of common stock issued to employees	2,835,000	86,000
Fair value of common stock issued for repayment accounts payable				10,000
Fair value of vested stock options	204,449
Common stock purchased by officer at discount	300,000
(Increase) Decrease in:
Accounts receivable	(312,071)	(382,700)	(282,133)	(160,466)
Inventories	1,111,166	1,321,689	939,055	(2,068,498)
Inventories Under Warranty Claims			75,621	228,014
Advances to suppliers			22,420	9,072
Prepaid expenses and other	(158,978)	(90,356)	(62,290)	6,912
Income taxes receivable			72,812	24,426
Other assets				(1,649)
(Decrease) Increase in:
Accounts payable and accrued expenses	387,571	(136,111)	(12,388)	336,046
Due to related party vendor	(685,108)	(281,808)	(87,990)	1,033,559
Interest expense on notes payable to officers			29,501	15,784
Customer deposits				(11,970)
Income taxes payable				(285,184)
Net cash (used in) provided by operating activities	(897,062)	512,733	580,634	(1,249,157)
Cash Flows from Investing Activities
Cash acquired in reverse merger				322
Purchase of property and equipment	(3,200)	(8,185)	(8,185)	(144,011)
Net cash used in investing activities	(3,200)	(8,185)	(8,185)	(143,689)
Cash Flows from Financing Activities
Proceeds from sale of common stock	455,000			806,000
Proceeds from sale of common stock to officer	100,000
Repayment of line of credit		(600,000)	(600,000)
Payments on capital lease obligations	(10,245)	(9,548)	(12,844)	(13,889)
Proceeds from loans payable			110,000	500,000
Payments on loans payable	(6,147)		(487,458)	(172,415)
Proceeds from notes payable related parties	300,000	710,000	610,000
Payments on notes payable related parties	(20,000)	(100,000)
Payments on notes payable		(375,425)
Payments on amounts due to related parties		(26,984)	(22,680)	(29,530)
Net cash provided by (used in) financing activities	818,608	(401,957)	(402,982)	1,090,166
Net increase (decrease) in cash	(81,654)	102,591	169,467	(302,680)
Cash beginning of period	275,783	106,316	106,316	408,996
Cash end of period	194,129	208,907	275,783	106,316
Interest paid	25,327	48,753	8,989	33,049
Taxes paid	$ 3,200	$ 8,594	(79,315)	200,748
Non-cash transactions
Purchase of property through loan payable				$ 44,093